Other (Income) Expenses, Net (Details) - Schedule of other income (expenses) net - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other income (expenses) net [Abstract]
Cancellation of balances	$ 157,834		$ 87,241
Land treatments in Pacific Steel, Inc.	2,088	$ 2,708	3,362
Attorney’s fees			54,520
Bad debt estimate	19,398		5,320
Other expenses	179,320	2,708	150,443
Sale of scrap	(9,993)	(232,157)	(3,182)
Recovery of losses	(9,623)		(6,397)
Brazil tax benefits		(256,698)
Update of balances in favor in taxes	(64,915)
Agreements with clients		(27,869)
Other income	(17,383)	(32,733)	(4,282)
Other income	(101,914)	(549,457)	(13,861)
Other (income) and other expenses, net	$ 77,406	$ (546,749)	$ 136,582